Earnings Per Share - Computation of Diluted Earnings per Share (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Class A Voting Ordinary Shares [Member]
Earnings per share –diluted:
Interest charges applicable to the Convertible Senior Notes	¥ 12,171,824	$ 1,910,025	¥ 20,833,583	¥ 18,876,619
Allocation of net income attributable to Qudian Inc. for diluted computation	448,623,440	70,398,807	736,911,399	2,574,495,457
Reallocation of net income attributable to Qudian Inc. as a result of conversion of	144,261,274	22,637,742	228,180,911	694,850,138
Allocation of net income attributable to Qudian Inc	¥ 605,056,538	$ 94,946,574	¥ 985,925,893	¥ 3,288,222,214
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding– basic	189,950,000	189,950,000	190,170,000	215,040,000.00
Conversion of Class B to Class A ordinary shares	63,490,000	63,490,000	63,490,000	63,490,000
Adjustments for dilutive share options			0	3,450,000
Conversion of the Convertible Senior Notes to Class A ordinary share	12,850,000	12,850,000	20,670,000	18.48
Denominator used for diluted earnings per share	266,290,000	266,290,000	274,330,000	300,460,000
Diluted | (per share)	¥ 2.27	$ 0.36	¥ 3.59	¥ 10.94
Class B Voting Ordinary Shares [Member]
Earnings per share –diluted:
Interest charges applicable to the Convertible Senior Notes	¥ 3,810,636	$ 597,972	¥ 6,273,649	¥ 5,057,670
Allocation of net income attributable to Qudian Inc. for diluted computation	140,450,638	22,039,770	221,907,262	689,792,468
Allocation of net income attributable to Qudian Inc	¥ 144,261,274	$ 22,637,742	¥ 228,180,911	¥ 694,850,138
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding– basic	63,490,000	63,490,000	63,490,000	63,490,000
Denominator used for diluted earnings per share	63,490,000	63,490,000	63,490,000	63,490,000
Diluted | (per share)	¥ 2.27	$ 0.36	¥ 3.59	¥ 10.94